Deposits - Subordinated Debt - Additional Information (Detail) - CAD ($)	Aug. 12, 2024	Jul. 03, 2024
4.976% Series M Medium-Term Notes Second Tranches [member]
Disclosure Of Deposits [Line Items]
Debt instrument face value		$ 1,000,000,000
Borrowings interest rate		4.976%
Borrowings Date From Which Floating Rate Of Interest Is Applicable		Jul. 03, 2029
Redemption of Subordinated Debt [member]
Disclosure Of Deposits [Line Items]
Subordinate debt percentage of principal amount due for redemption	100.00%
Redemption of Subordinated Debt [member] | 2.88% Series J Medium-Term Notes First Tranches [member]
Disclosure Of Deposits [Line Items]
Debt instrument face value	$ 1,000,000,000
Borrowings interest rate	2.88%
Borrowings maturity	September 17, 2024